Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit/(loss) for the year	€ (15,382)	€ (16,162)	€ 1,288
Items that will not be reclassified to profit or loss
Actuarial gains/(losses) on employees’ leaving entitlement	68	(185)	2,309
Total	68	(185)	2,309
Items that are or may be reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations	(378)	(3,260)	(260)
Total	(378)	(3,260)	(260)
Other comprehensive income/(loss) for the year, net of tax	(310)	(3,445)	2,049
Total comprehensive income/(loss) for the year	(15,692)	(19,607)	3,337
Total comprehensive income/(loss) attributable to:
Owners of the Company	(15,625)	(19,387)	1,338
Non-controlling interests	€ (67)	€ (220)	€ 1,999